PROFIT (LOSS) PER SHARE - Disclosure of diluted earnings per share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Earnings per share [line items]
Profit (Loss) for the period attributed to holders of ordinary shares	$ (10,117)	$ 11,652	$ (8,837)	$ 18,808
Weighted average number of ordinary shares issued and used for the calculation of basic earnings per share	37,575	36,913	37,434	36,814
Weighted average number of shares for calculation of diluted earnings per share	37,575	37,786	37,434	37,798
Diluted profit (Loss) per ordinary share	$ (0.269)	$ 0.308	$ (0.236)	$ 0.498
Options and unvested RSU issued as part of share-based payment
Earnings per share [line items]
Weighted average number of shares for calculation of diluted earnings per share	0	873	0	984